Consolidated Statement of Operations - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Revenues:
Service revenues	$ 5,312	$ 5,171		$ 5,164
Product sales	2,719	2,328		2,196
Total revenues	8,031	7,499		7,360
Costs and expenses:
Product costs	2,300	1,725		1,779
Operating and maintenance expenses	1,576	1,592		1,659
Depreciation and amortization expenses	1,736	1,763		1,738
Selling, general, and administrative expenses	594	722		736
Impairment of goodwill (Note 16)	0	0		1,098
Impairment of certain assets (Note 16)	1,248	873		209
Gain on sale of Geismar Interest (Note 2)	(1,095)	0		0
Regulatory Charges In Operating Expense Resulting From Tax Reform	674	0		0
Insurance recoveries – Geismar Incident	(9)	(7)		(126)
Other (income) expense – net	80	142		40
Total costs and expenses	7,104	6,810		7,133
Operating income (loss)	927	689		227
Equity earnings (losses)	434	397		335
Impairment of equity-method investments (Note 16)	0	(430)		(1,359)
Other investing income (loss) – net	282	63		27
Interest incurred	(1,116)	(1,217)		(1,118)
Interest capitalized	33	38		74
Other income (expense) – net	(25)	85		101
Income (loss) before income taxes	535	(375)		(1,713)
Provision (benefit) for income taxes	(1,974)	(25)		(399)
Net income (loss)	2,509	(350)		(1,314)
Less: Net income (loss) attributable to noncontrolling interests	335	74		(743)
Amounts attributable to The Williams Companies, Inc.:
Net income (loss) attributable to The Williams Companies, Inc.	$ 2,174	$ (424)		$ (571)
Basic earnings (loss) per common share:
Net income (loss)	$ 2.63	$ (0.57)		$ (0.76)
Weighted-average shares (thousands)	826,177	750,673		749,271
Diluted earnings (loss) per common share:
Net income (loss)	$ 2.62	$ (0.57)		$ (0.76)
Weighted-average shares (thousands)	828,518	750,673	[1]	749,271	[1]

[1]	For the years ended December 31, 2016 and December 31, 2015, 0.6 million and 1.7 million weighted-average nonvested restricted stock units, and 0.5 million and 1.5 million weighted-average stock options have been excluded from the computation of diluted earnings (loss) per common share as their inclusion would be antidilutive due to our loss from continuing operations attributable to The Williams Companies, Inc.